SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Weighted average assumptions used in estimating the fair value of stock options - $ / shares	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Weighted average assumptions used in estimating the fair value of stock options [Abstract]
Weighted average fair value at grant date (in Dollars per share)	$ 2.84	$ 3.09
Valuation assumptions:
Expected life (years)	5 years 255 days	5 years 9 months
Expected volatility	181.10%	117.80%
Risk-free interest rate	1.26%	2.01%
Expected dividend yield	0.00%	0.00%